SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			a*od7hmo
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			3-31-2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		660 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	May 15, 2012
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		50

Form 13F Information Table Value Total: 		151,134
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 3/31/12

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
Apple Inc.
COM
037833100
11,219
18,712
SH

SHARES-DEFINED

18,712
Best Buy Inc.
COM
086516101
448
18,900
SH

SHARES-DEFINED

18,900
Carefusion Corp.
COM
14170T101
2,977
114,800
SH

SHARES-DEFINED

114,800
Childrens Place
COM
168905107
1,754
33,955
SH

SHARES-DEFINED

33,955
Colfax Corporation
COM
194014106
3,228
91,600
SH

SHARES-DEFINED

91,600
Corning Inc.
COM
219350105
2,677
190,100
SH

SHARES-DEFINED

190,100
Covidien Ltd.
SHS
G2254F113
1,334
24,400
SH

SHARES-DEFINED

24,400
Cummins Inc.
COM
231021106
3,540
29,488
SH

SHARES-DEFINED

29,488
CVS Caremark Corp.
COM
126650100
4,666
104,143
SH

SHARES-DEFINED

104,143
Dana Holding Corporation
COM
235825205
560
36,100
SH

SHARES-DEFINED

36,100
Digital River Inc.
COM
25388B104
576
30,800
SH

SHARES-DEFINED

30,800
Fox Chase Bancorp Inc.
COM
35137T108
2,575
198,067
SH

SHARES-DEFINED

198,067
General Motors Co.
COM
37045V100
1,831
71,400
SH

SHARES-DEFINED

71,400
General Motors Co.
COM
37045V900
846
33,000
SH
CALL
SHARES-DEFINED

33,000
General Motors Co.
COM
37045V950
1,831
71,400
SH
PUT
SHARES-DEFINED

71,400
Global Payments Inc.
COM
37940X102
1,221
25,700
SH

SHARES-DEFINED

25,700
GLU Mobile Inc.
COM
379890106
454
93,600
SH

SHARES-DEFINED

93,600
Hewlett-Packard Co.
COM
428236903
2,016
84,600
SH
CALL
SHARES-DEFINED

84,600
Hewlett-Packard Co.
COM
428236103
2,552
107,089
SH

SHARES-DEFINED

107,089
iShares Nasdaq Biotechnology
NASDQ BIO INDEX
464287556
1,739
14,100
SH

SHARES-DEFINED

14,100
JPMORGAN CHASE & CO
COM
46625H100
3,669
79,786
SH

SHARES-DEFINED

79,786
Jakks Pacific
COM
47012E106
1,522
87,195
SH

SHARES-DEFINED

87,195
Liz Claiborne Inc.
COM
539320101
693
51,900
SH

SHARES-DEFINED

51,900
Mattel Inc.
COM
577081102
1,451
43,100
SH

SHARES-DEFINED

43,100
Microsoft Corp.
COM
594918104
8,044
249,383
SH

SHARES-DEFINED

249,383
Navios Maritime Acquisition Corp.
SHS
Y62159101
6,486
1,989,539
SH

SHARES-DEFINED

1,989,539
Navios Maritime Holdings Inc.
COM
Y62196103
2,341
557,400
SH

SHARES-DEFINED

557,400
Netapp Inc.
COM
64110D104
542
12,100
SH

SHARES-DEFINED

12,100
Nisource Inc
COM
65473P105
916
37,600
SH

SHARES-DEFINED

37,600
Omnicare Inc.
COM
681904108
1,284
36,100
SH

SHARES-DEFINED

36,100
Oracle Corp.
COM
68389X905
2,565
100,000
SH
CALL
SHARES-DEFINED

100,000
Pacific Drilling SA Luxembou
REG SHS
L7257P106
7,163
707,757
SH

SHARES-DEFINED

707,757
Phoenix Companies Inc.
COM
71902E109
421
171,800
SH

SHARES-DEFINED

171,800
Polycom Inc.
COM
73172K104
4,548
238,499
SH

SHARES-DEFINED

238,499
QEP Resources Inc.
COM
74733V100
3,291
107,900
SH

SHARES-DEFINED

107,900
Regal Entertainment Group
COM
758766109
2,802
206,000
SH

SHARES-DEFINED

206,000
SPDR S&P 500
TR UNIT
78462F953
25,346
180,000
SH
PUT
SHARES-DEFINED

180,000
Sotheby's
COM
835898107
1,629
41,400
SH

SHARES-DEFINED

41,400
SPDR S&P Biotech
S&P BIOTECH
78464A870
1,633
20,300
SH

SHARES-DEFINED

20,300
Staples, Inc.
COM
855030102
4,618
285,229
SH

SHARES-DEFINED

285,229
Target Corporation
COM
87612E106
3,776
64,800
SH

SHARES-DEFINED

64,800
Thompson Creek Metals Company Inc.
COM
884768102
1,851
273,800
SH

SHARES-DEFINED

273,800
Timken Co
COM
887389104
5,194
102,369
SH

SHARES-DEFINED

102,369
Town Sports International
COM
89214A102
486
38,493
SH

SHARES-DEFINED

38,493
United States Natural Gas
UNIT
912318201
518
32,525
SH

SHARES-DEFINED

32,525
ValueClick Inc.
COM
92046N102
322
16,300
SH

SHARES-DEFINED

16,300
Wal-Mart Stores Inc.
COM
931142103
7,118
116,300
SH

SHARES-DEFINED

116,300
Walt Disney Co.
COM
254687106
1,773
40,500
SH

SHARES-DEFINED

40,500
Western Union Company
COM
959802109
514
29,200
SH

SHARES-DEFINED

29,200
Wet Seal Inc - Cl A
COM
961840105
579
167,808
SH

SHARES-DEFINED

167,808